******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08824
1 Main Street North, Minot ND 58703
701-852-5292
Date of fiscal year end: 12/31/04
Reporting Period: 07/01/2003 - 06/30/2004
Integrity Fund of Funds, Inc.









======================== INTEGRITY FUND OF FUNDS, INC. =========================


CLIPPER FUND, INC.

Ticker:       CFIMX          Security ID:  188850101
Meeting Date: MAR 26, 2004   Meeting Type: Annual
Record Date:  JAN 31, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director F. Otis Booth, Jr.        For       For        Management
1.2   Elect  Director James H. Gipson           For       Withhold   Management
1.3   Elect  Director Lawrence P. Mcnamee       For       For        Management
1.4   Elect  Director Norman B. Williamson      For       For        Management


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FIDELITY SECURITIES FUND

Ticker:       FOCPX          Security ID:  316389402
Meeting Date: JUN 16, 2004   Meeting Type: Special
Record Date:  APR 19, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Amend the Declaration of Trust            For       Against    Management
2.1   Elect Trustee J. Michael Cook             For       For        Management
2.2   Elect Trustee Ralph F. Cox                For       For        Management
2.3   Elect Trustee Laura B. Cronin             For       For        Management
2.4   Elect Trustee Robert M. Gates             For       For        Management
2.5   Elect Trustee George H. Heilmeier         For       For        Management
2.6   Elect Trustee Abigail P. Johnson          For       For        Management
2.7   Elect Trustee Edward C. Johnson 3d        For       For        Management
2.8   Elect Trustee Donald J. Kirk              For       For        Management
2.9   Elect Trustee Marie L. Knowles            For       For        Management
2.10  Elect Trustee Ned C. Lautenbach           For       For        Management
2.11  Elect Trustee Marvin L. Mann              For       For        Management
2.12  Elect Trustee William O. Mccoy            For       For        Management
2.13  Elect Trustee Robert L. Reynolds          For       For        Management
2.14  Elect Trustee William S. Stavropoulos     For       For        Management


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MAIRS AND POWER GROWTH FUND, INC.

Ticker:                      Security ID:  560636102
Meeting Date: JUL 12, 2004   Meeting Type: Special
Record Date:  MAY 17, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Norbert J. Conzemius       For       For        Management
1.2   Elect Director Charlton Dietz             For       For        Management
1.3   Elect Director William B. Frels           For       For        Management
1.4   Elect Director Charles M. Osborne         For       For        Management
1.5   Elect Director Edward C. Stringer         For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Approve Investment Counsel Agreement      For       For        Management
4     Ratify Auditors                           For       For        Management


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THOMPSON PLUMB FUNDS, INC

Ticker:       THPSX          Security ID:  884891300
Meeting Date: JAN 16, 2004   Meeting Type: Special
Record Date:  NOV 14, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Investment Advisory Agreement     For       For        Management
2     Approve Investment Advisory Agreement     For       For        Management
3     Approve Investment Advisory Agreement     For       For        Management
4     Approve Investment Advisory Agreement     For       For        Management
5     Approve Investment Advisory Agreement     For       For        Management




                                     SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)



By /s/ Brent Wheeler
   --------------------
   Brent Wheeler



Date: 07/19/04